Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaid expenses and other current assets [Abstract]
Vendor overpayments	$ 27,380	$ 37,445
VAT recoverable and other current assets	61,207	33,579
Convertible loan funding		61,956
Prepaid expenses	14,413	15,067
CEO receivable		13,432
Total prepaid expenses and other current assets	$ 103,000	$ 161,479